Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Revenue credit account	$ 13,857	$ 48,591
Decrease in revenue credits	$ (60,145)